UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    GoldenTree Asset Management, LP
Address: 300 Park Avenue
         21st Floor
         New York, New York  10022

13F File Number:  28-10632

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      George Travers
Title:     Chief Compliance Officer
Phone:     212-847-3549

Signature, Place, and Date of Signing:

     George Travers     New York, NY     February 12, 2010


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     21

Form13F Information Table Value Total:     $792,337 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
A H BELO CORP                  COM CL A         001282102     2040   354196 SH       SOLE                   354196        0        0
AMERICAN CAP LTD               COM              02503Y103     1001   410366 SH       SOLE                   410366        0        0
CARE INVESTMENT TRUST INC      COM              141657106    31439  4041040 SH       SOLE                  4041040        0        0
CIT GROUP INC                  COM NEW          125581801    12470   451663 SH       SOLE                   451663        0        0
CITIGROUP INC                  COM              172967101     5627  1700000 SH       SOLE                  1700000        0        0
DILLARDS INC                   CL A             254067101     3756   203600 SH       SOLE                   203600        0        0
E TRADE FINANCIAL CORP         COM              269246104     3891  2211000 SH       SOLE                  2211000        0        0
GOLDMAN SACHS GROUP INC        CALL             38141G904   155800   820000 SH  CALL SOLE                   820000        0        0
GOLDMAN SACHS GROUP INC        COM              38141G104    12671    75049 SH       SOLE                    75049        0        0
LIBERTY GLOBAL INC             COM SER C        530555309    14594   667633 SH       SOLE                   667633        0        0
LIBERTY GLOBAL INC             COM SER A        530555101      651    29755 SH       SOLE                    29755        0        0
NRG ENERGY INC                 COM NEW          629377508     4484   189937 SH       SOLE                   189937        0        0
OIL SVC HOLDRS TR              PUT              678002956    56138   449100 SH  PUT  SOLE                   449100        0        0
PEABODY ENERGY CORP            COM              704549104     8759   193750 SH       SOLE                   193750        0        0
SAFEWAY INC                    COM NEW          786514208     6654   312545 SH       SOLE                   312545        0        0
SOLUTIA INC                    COM NEW          834376501    10115   796425 SH       SOLE                   796425        0        0
SPDR GOLD TRUST                CALL             78463V907   165813  1326500 SH  CALL SOLE                  1326500        0        0
SPDR GOLD TRUST                PUT              78463V957   132650  1326500 SH  PUT  SOLE                  1326500        0        0
SPDR SERIES TRUST              PUT              78464A957   149100  1420000 SH  PUT  SOLE                  1420000        0        0
SPRINT NEXTEL CORP             COM SER 1        852061100     5978  1633197 SH       SOLE                  1633197        0        0
TIME WARNER CABLE INC          COM              88732J207     8706   210335 SH       SOLE                   210335        0        0